Supplementary Financial Information (Schedule Of Other Deductions And (Income)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Professional fees	$ 9	$ 6	$ 10
InfraREIT Acquisition related costs			9
Recoverable Pension and OPEB—non-service costs	54	55	57
Non-recoverable pension and OPEB	3	4	4
AFUDC equity income	(27)	(29)	(10)
Interest and investment income	(8)	(4)	(5)
Other		1
Other			(2)
Total other deductions and (income)—net	$ 31	$ 33	$ 63